Redeemable Convertible Preferred Stock - Voting and Dividends (Details)		2 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 director	Dec. 31, 2019 USD ($)
Temporary Equity [Line Items]
Percentage of holders of Preferred Stock voting required for significant actions				50.00%
Number of director of Company's Board of Directors can be elected by several named holders of Preferred Stock and Common Stock				4
Number of director of Company's Board of Directors can be elected by Common Stock holders				2
Number of remaining director of Company's Board of Directors can be elected by majority of the Company's Preferred Stock and Common Stock holders				4
Dividends declared or paid | $	$ 0	$ 0	$ 0		$ 0
Series B Preferred Stock
Temporary Equity [Line Items]
Percentage of holders of Preferred Stock voting required for significant actions				50.00%